Securitizations and Variable Interest Entities, Cash Flows From Sales and Securitizations Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Securitizations and Variable Interest Entities Textual [Abstract]
Amount paid to third party investors to settle repurchase liabilities	$ 0	$ 11	$ 19
Amount paid to repurchase loans from securitization vehicles	8,600	9,900	11,300
Net gain from sale of asset securitization	701	524	506
Residential Mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Amount transferred related to mortgages to unconsolidated VIE	213,600	236,600	186,600
Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Proceeds from securitizations and whole loan sales	228,282	252,723	202,335
Fees from servicing rights retained	3,352	3,492	3,675
Cash flows from other interests held	2,218	2,898	1,297
Servicing advances, net of repayments	(269)	(218)	(764)
Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Proceeds from securitizations and whole loan sales	25	347	531
Fees from servicing rights retained	0	0	5
Cash flows from other interests held	1	1	38
Servicing advances, net of repayments	0	0	0
Commercial Loan [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Net gain from sale of asset securitization	359	429	338
Amount transferred related to mortgages to unconsolidated VIE	16,700	18,300	17,300
Fair Value, Inputs, Level 3 [Member] | Residential Mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Amount of servicing asset at fair value	2,100	2,100	1,600
Amount of liability for repurchase reserves at fair value	24	36	43
Fair Value, Inputs, Level 3 [Member] | Commercial Loan [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Amount of servicing asset at fair value	166	270	180
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities, at fair value	1,400	4,400	1,900
Fair Value, Inputs, Level 2 [Member] | Commercial Loan [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities, at fair value	65	258	241
Non-agency securitizations and whole loan transactions [Member] | Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	12	26	14
Non-agency securitizations and whole loan transactions [Member] | Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	0	0	0
Agency securitizations | Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	92	133	300
Agency securitizations | Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	$ 0	$ 0	$ 0